                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2000

Check here if Amendment  [  ]                    Amendment No.:    _______
         This Amendment (Check only one):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Deborah Carlson
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson        Wellesley, Massachusetts  February 7, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $1,085 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None






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

        COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
     Name of Issuer  Title of Class     CUSIP        Value      Shrs or    Sh/ Put/   Investment     Other         Voting Authority
                                                   (X $1000)    Prn Amt    Prn Call   Discretion   Managers     Sole   Shared   None
Andover BanCorp          Common       034258103        61        2,000        SH         Sole                  2,000
Bank One                 Common       06423A103        58        1,500        SH         Sole                  1,500
Cabot Indl               Common       127072106        30        1,500        SH         Sole                  1,500
Cinergy Corp.            Common       172474108        33        1,000        SH         Sole                  1,000
Coastal Corp.            Common       190441405        37          500        SH         Sole                    500
Conoco                   Common       208251405        54        2,000        SH         Sole                  2,000
Cummins Engine           Common       231021106        30        1,000        SH         Sole                  1,000
El Paso                  Common       283905107        62        1,000        SH         Sole                  1,000
Energy East              Common       29266M109        57        2,500        SH         Sole                  2,500
Fleet Boston             Common       339030108        39        1,000        SH         Sole                  1,000
Florida Progress         Common       341109106        79        1,500        SH         Sole                  1,500
Honeywell                Common       438516106        36        1,000        SH         Sole                  1,000
Intel                    Common       458140100         8          200        SH         Sole                    200
Johnson & Johnson        Common       478160104        19          200        SH         Sole                    200
Kansas City Power        Common       485134100        80        3,000        SH         Sole                  3,000
Microsoft                Common       594918104        12          200        SH         Sole                    200
Motorola                 Common       620076109        14          500        SH         Sole                    500
New Plan Excel           Common       648053106        55        4,000        SH         Sole                  4,000
Proctor & Gamble         Common       742718109        20          300        SH         Sole                    300
Qwest Comm.              Common       749121109        48        1,000        SH         Sole                  1,000
Scana Corp               Common       80589M102        31        1,000        SH         Sole                  1,000
Trans Canada             Common       893526103        19        2,000        SH         Sole                  2,000
TXU Corp                 Common       873168108        59        1,500        SH         Sole                  1,500
Verizon                  Common       92343V104        48        1,000        SH         Sole                  1,000
Vodafone                 Common       92857W100        37        1,000        SH         Sole                  1,000
XL Capital               Common       G98255105        59          800        SH         Sole                    800
                                                     1085


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